December 14, 2004

Mr. William Friar
Senior Financial Analyst
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Advance America, Cash Advance Centers, Inc.
  Registration Statement on Form S-1
  Filed August 13, 2004, SEC File No. 333-118227

Dear Mr. Friar:

        On behalf of Advance America, Cash Advance Centers, Inc., a Delaware corporation, enclosed is a copy of Amendment No. 8 to the above-referenced Registration Statement (the "Registration Statement"), as filed with the United States Securities and Exchange Commission (the "Commission") on the date hereof, marked to show composite changes from Amendment No. 7 to the Registration Statement filed with the Commission on December 13, 2004.

        The changes made in Amendment No. 8 reflect changes that are intended to update and clarify the information contained therein.

        Enclosed herewith are the following materials:

  1.
  Five revised, clean courtesy copies of Amendment No. 8; and

  2.
  Five courtesy copies of Amendment No. 8, marked to show changes from Amendment No. 7 filed on December 13, 2004.

        Thank you for your consideration. If you have any questions or comments, please contact me at (212) 735-2896 or Susan Sutherland at (212) 735-2388.

Sincerely,
/s/ ADAM WAITMAN Adam Waitman
cc:
Lisa Haynes
Securities and Exchange Commission

Donald Walker
Securities and Exchange Commission

Christian Windsor
Securities and Exchange Commission

William M. Webster, IV
Advance America, Cash Advance Centers, Inc.

John W. White
Cravath, Swain & Moore LLP

D. Mark McMillan
Merrick D. Hatcher
Bell, Boyd & Lloyd LLC